BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 5,325	$ 5,024
Bank deposit	1,000	4,000
Marketable securities	56,662
Prepaid expenses and other current assets	2,987	1,524
TOTAL CURRENT ASSETS	65,974	10,548
NON-CURRENT ASSETS:
Long term receivables		1,653
Restricted long term deposits	462	120
Property and equipment, net	2,604	2,314
Funds in respect of employee rights upon retirement	642	680
TOTAL NON-CURRENT ASSETS	3,708	4,767
TOTAL ASSETS	69,682	15,315
CURRENT LIABILITIES:
Accounts payable	2,924	534
Other account payable	1,971	1,332
Loans from the controlling shareholder		65,338
TOTAL CURRENT LIABILITIES	4,895	67,204
LONG-TERM LIABILITIES -
Liability for employee rights upon retirement	878	810
TOTAL LONG-TERM LIABILITIES	878	810
COMMITMENTS
TOTAL LIABILITIES	5,773	68,014
SHAREHOLDERS' EQUITY (CAPITAL DEFICIENCY):
Ordinary shares, NIS 0.1 par value - authorized: 50,000,000 as of December 31, 2017 and 2018, respectively; issued and outstanding: 6,290,244 and 18,949,968 as of December 31, 2017 and December 31, 2018, respectively	520	82
Additional paid-in capital	190,853	42,480
Accumulated deficit	(127,464)	(95,261)
TOTAL SHAREHOLDERS' EQUITY (CAPITAL DEFICIENCY)	63,909	(52,699)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (NET OF CAPITAL DEFICIENCY)	$ 69,682	$ 15,315